Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9 — Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2022	Quoted Prices In Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Investments held in trust account - U.S. Money Market Fund	$1,523		$1,523	$—	$—
Investments held in trust account - U.S. Treasury Securities	347,126,365		347,126,365	—	—

Total Investments held in Trust Account	$347,127,888		$347,127,888	$—	$—

Warrant liabilities – Public warrants	$1,121,250	$		$1,121,250	$—
Warrant liabilities – Private warrants	814,666		—	—	814,666
Convertible Note – April 1, 2022	241,000		—	—	241,000
Convertible Note – September 6, 2022	241,000		—	—	241,000

Total Warrant liabilities	$2,417,916	$		$1,121,250	$1,296,666

For the three months ended September 30, 2022, as a result of the recent decline in trading volume within the period, the public warrants were transferred to and are currently classified as Level 2 securities.

	December 31 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Investments held in trust account - U.S. Money Market Fund	$484	$484	$—	$—
Investments held in trust account - U.S. Treasury Securities	345,105,197	—	345,105,197	—

Total Investments held in Trust Account	$345,105,681	$484	$345,105,197	$—

Warrant liabilities – Public warrants	$4,916,250	$4,916,250	$—	$—
Warrant liabilities – Private warrants	3,572,000	—	—	3,572,000

Total Warrant liabilities	$8,488,250	$4,916,250	$—	$3,572,000

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of September 30, 2022 and December 31, 2021, is classified as Level 1 due to the use of an observable market quote in an active market.
The Company utilizes a Monte Carlo simulation model to value the private placement warrants at each reporting period, with changes in fair value recognized in the statements of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The value of the securities transferred from a Level 2 measurement to a Level 1 measurement during the period ended September 30, 2022 was $345,105,197.
The following table provides quantitative information regarding Level 3 fair value measurements:

	At September 30, 2022	At December 31, 2021
Share price	$9.91	$9.68
Strike price	$11.50	$11.50
Term (in years)	0.42	0.50
Volatility	de minimis	10.5%
Risk-free rate	4.0%	1.30%
Dividend yield	0.0%	0.0%
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2022	$4,916,250	$3,572,000	$8,488,250
Change in valuation inputs or other assumptions	(2,760,000)	(2,005,334)	(4,765,334)

Fair value as of June 30, 2022	2,156,250	1,566,666	3,722,916
Change in valuation inputs or other assumptions	(1,035,000)	(752,000)	(1,787,000)

Fair value as of September 30, 2022	$1,121,250	$814,666	$1,935,916

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	10,350,000	7,520,000	17,870,000
Change in valuation inputs or other assumptions	(1,035,000)	(752,000)	(1,787,000)

Fair value as of June 30, 2021	9,315,000	6,768,000	16,083,000
Change in valuation inputs or other assumptions	(3,536,250)	(2,569,333)	(6,105,583)

Fair value as of September 30, 2021	$5,778,750	$4,198,667	$9,977,417

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $1,787,000 and $6,552,334 within change in fair value of warrant liabilities in the Statements of Operations for the three and nine

months ended September
30
,
2022
, respectively. The Company recognized losses and gains in connection with changes in the fair value of warrant liabilities of $
6,105,583
 and $
7,892,583
within change in fair value of warrant liabilities in the Statements of Operations for the three and nine months ended September
30
,
2021
, respectively.
The following table presents a summary of the changes in the fair value of level 3 warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2022	$3,572,000	$—	$3,572,000
Change in fair value	(2,005,334)	—	(2,005,334)

Fair value as of June 30, 2022	1,566,666	—	1,566,666
Change in fair value	(752,000)	—	(752,000)

Fair value as of September 30, 2022	$814,666	$—	$814,666

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	7,520,000	10,350,000	17,870,000
Transfer to Level 1	—	(7,935,000)	(7,935,000)
Change in fair value	(752,000)	(2,415,000)	(752,000)

Fair value as of June 30, 2021	6,768,000	—	6,768,000
Change in fair value	(3,321,333)	—	(3,321,333)

Fair value as of September 30, 2021	$4,198,667	$—	$4,198,667

Note 9 — Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Investments held in trust account- U.S. Money Market Fund	$484	$484	$—	$—
Investments held in trust account- U.S. Treasure Securities	345,105,197	—	345,105,197	—

Total Investments held in Trust Account	$345,105,681	$484	$345,105,197	$—

Warrant liabilities - Public warrants	$4,916,250	$4,916,250	$—	$—
Warrant liabilities - Private warrants	3,572,000	—	—	3,572,000

Total Warrant liabilities	$8,488,250	$4,916,250	$—	$3,572,000

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of December 31, 2021, is classified as Level 1 due to the use of an observable market quote in an active market.
The Company utilizes a Monte Carlo simulation model to value the private placement warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2021, other than the transfer of Public Warrants liabilities from Level 3 to Level 1.
The following table provides quantitative information regarding Level 3 fair value measurements:

	At March 2, 2021 (Initial Measurement)	At December 31, 2021
Share price	$10.16	$9.68
Strike price	$11.50	$11.50
Term (in years)	5.0	0.50
Volatility	17.0%	10.5%
Risk-free rate	0.88%	1.30%
Dividend yield	0.0%	0.0%
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	10,350,000	7,520,000	17,870,000
Change in valuation inputs or other assumptions	(5,433,750)	(3,948,000)	(9,381,750)

Fair value as of December 31, 2021	$4,916,250	$3,572,000	$8,488,250

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $9,381,750 within change in fair value of warrant liabilities in the Statement of Operations for the period from March 2, 2021 (IPO) to December 31, 2021.
The following table presents a summary of the changes in the fair value of level 3 warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	7,520,000	10,350,000	17,870,000
Transfer to Level 1	—	(10,350,000)	(10,350,000)
Change in fair value	(3,948,000)	—	(3,948,000)

Fair value as of December 31, 2021	$3,572,000	$—	$3,572,000